Accounts Receivable, Net	12 Months Ended
Mar. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

	As of March 31,
	2021	2022
	RMB	RMB
Accounts receivable	18,400	22,543
Allowance for doubtful accounts	(878)	(126)
Accounts receivable, net	17,522	22,417

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for doubtful accounts was as follows:

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	1,815	838	878
Additions for the year	524	50	-
Written off for the year	(1,511)	-	(748)
Foreign currency translation difference	10	(10)	(4)
Balance at the end of year	838	878	126

As of March 31, 2021 and 2022, the allowance for doubtful accounts amounted to RMB0.9 million and RMB0.1 million, respectively. The Company determined that the collection of these customers’ receivable is not probable due to financial difficulties experienced by related customers.